Investment Portfolioas of August 31, 2023 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 98.4%
Communication Services 8.4%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	24,666	364,810
Entertainment 1.6%
Take-Two Interactive Software, Inc.*	6,321	898,846
Walt Disney Co.*	25,905	2,167,731
Warner Bros Discovery, Inc.*	5,967	78,406
		3,144,983
Interactive Media & Services 6.6%
Alphabet, Inc. “A”*	96,731	13,171,860
Consumer Discretionary 10.8%
Automobile Components 0.8%
Lear Corp.	11,160	1,608,044
Automobiles 1.3%
Tesla, Inc.*	9,758	2,518,345
Broadline Retail 1.2%
Amazon.com, Inc.*	17,353	2,394,888
Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings, Inc.	20,818	3,094,596
Hyatt Hotels Corp. “A”	9,308	1,046,312
Starbucks Corp.	10,452	1,018,443
		5,159,351
Household Durables 0.6%
PulteGroup, Inc.	13,802	1,132,592
Leisure Products 0.5%
Brunswick Corp.	12,134	960,042
Specialty Retail 3.0%
Best Buy Co., Inc.	20,972	1,603,310
Five Below, Inc.*	5,427	933,227
Lowe's Companies, Inc.	9,219	2,124,795
TJX Companies, Inc.	15,590	1,441,763
		6,103,095
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	8,301	693,963
Tapestry, Inc.	26,949	897,941
		1,591,904
Consumer Staples 5.7%
Beverages 3.6%
Keurig Dr Pepper, Inc.	28,268	951,218

Molson Coors Beverage Co. “B”	17,317	1,099,457
PepsiCo, Inc.	28,799	5,123,918
		7,174,593
Consumer Staples Distribution & Retail 1.0%
Performance Food Group Co.*	15,401	956,864
Walmart, Inc.	6,147	999,564
		1,956,428
Food Products 0.4%
Kellogg Co.	13,322	812,908
Personal Care Products 0.7%
Coty, Inc. “A”*	122,406	1,415,013
Energy 3.9%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	9,453	1,542,729
Chevron Corp.	8,621	1,388,843
Exxon Mobil Corp.	29,356	3,264,094
HF Sinclair Corp.	17,233	949,366
Valero Energy Corp.	4,433	575,847
		7,720,879
Financials 11.7%
Banks 3.0%
Bank of America Corp.	84,932	2,435,000
Citigroup, Inc.	46,099	1,903,428
JPMorgan Chase & Co.	11,536	1,688,063
		6,026,491
Capital Markets 4.2%
Ameriprise Financial, Inc.	3,634	1,226,766
KKR & Co., Inc.	32,257	2,026,062
MSCI, Inc.	2,171	1,180,199
The Goldman Sachs Group, Inc.	8,012	2,625,612
Tradeweb Markets, Inc. “A”	16,064	1,388,412
		8,447,051
Consumer Finance 1.4%
American Express Co.	16,937	2,675,877
Financial Services 1.4%
Fidelity National Information Services, Inc.	11,026	615,912
Mastercard, Inc. “A”	2,114	872,321
PayPal Holdings, Inc.*	20,752	1,297,208
		2,785,441
Insurance 1.7%
Allstate Corp.	12,001	1,293,828
Hartford Financial Services Group, Inc.	29,374	2,109,640
		3,403,468
Health Care 13.1%
Biotechnology 4.9%
Amgen, Inc.	14,979	3,839,717
Biogen, Inc.*	5,875	1,570,740
Moderna, Inc.*	4,924	556,756

Regeneron Pharmaceuticals, Inc.*	1,941	1,604,217
Vertex Pharmaceuticals, Inc.*	6,191	2,156,573
		9,728,003
Health Care Equipment & Supplies 0.5%
Hologic, Inc.*	13,808	1,032,010
Health Care Providers & Services 5.6%
Centene Corp.*	34,864	2,149,366
Cigna Group	16,674	4,606,359
CVS Health Corp.	9,392	612,077
HCA Healthcare, Inc.	9,285	2,574,730
Tenet Healthcare Corp.*	15,848	1,229,171
		11,171,703
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	38,288	2,360,455
Merck & Co., Inc.	16,112	1,755,886
		4,116,341
Industrials 8.6%
Aerospace & Defense 0.5%
Howmet Aerospace, Inc.	21,633	1,070,185
Air Freight & Logistics 1.0%
United Parcel Service, Inc. “B”	11,703	1,982,488
Building Products 0.8%
Owens Corning	11,590	1,667,917
Commercial Services & Supplies 1.3%
Republic Services, Inc.	17,833	2,570,270
Electrical Equipment 1.2%
ChargePoint Holdings, Inc.* (a)	53,189	380,833
Sunrun, Inc.*	21,032	328,730
Vertiv Holdings Co.	42,341	1,667,812
		2,377,375
Industrial Conglomerates 2.3%
General Electric Co.	39,861	4,562,490
Machinery 0.4%
Deere & Co.	2,119	870,782
Professional Services 1.1%
Verisk Analytics, Inc.	8,942	2,165,931
Information Technology 28.8%
Communications Equipment 1.3%
Cisco Systems, Inc.	44,304	2,540,834
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.*	14,738	1,558,102
Lam Research Corp.	2,177	1,529,125
Micron Technology, Inc.	14,828	1,037,070
NVIDIA Corp.	9,253	4,566,818

QUALCOMM, Inc.	6,083	696,686
Skyworks Solutions, Inc.	10,503	1,142,096
		10,529,897
Software 12.9%
Adobe, Inc.*	2,932	1,639,985
Microsoft Corp.	54,569	17,885,535
Oracle Corp.	19,596	2,359,162
Salesforce, Inc.*	13,345	2,955,384
Zoom Video Communications, Inc. “A”*	12,752	905,775
		25,745,841
Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	98,866	18,573,956
Materials 2.4%
Chemicals 1.7%
DuPont de Nemours, Inc.	29,339	2,255,876
International Flavors & Fragrances, Inc.	17,145	1,207,865
		3,463,741
Metals & Mining 0.7%
Newmont Corp.	17,014	670,692
Nucor Corp.	4,031	693,735
		1,364,427
Real Estate 3.0%
Health Care REITs 0.3%
Medical Properties Trust, Inc.	66,982	483,610
Specialized REITs 2.7%
Digital Realty Trust, Inc.	9,411	1,239,617
Iron Mountain, Inc.	48,166	3,060,468
VICI Properties, Inc.	36,605	1,128,898
		5,428,983
Utilities 2.0%
Multi-Utilities 0.4%
Sempra	11,240	789,273
Water Utilities 1.6%
American Water Works Co., Inc.	22,862	3,171,874
Total Common Stocks (Cost $139,890,273)		195,975,994

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
S&P 500 E-Mini Future, Expiration Date 9/15/2023, Strike Price $3,600.0	10 500	250
S&P 500 E-Mini Future, Expiration Date 10/31/2023, Strike Price $4,250.0	20 1,000	22,250
S&P 500 E-Mini Future, Expiration Date 10/31/2023, Strike Price $4,300.0	20 1,000	27,250
Total Put Options Purchased (Cost $106,118)		49,750

	Shares	Value ($)

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (b) (c) (Cost $398,910)	398,910	398,910

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.35% (b) (Cost $3,251,735)	3,251,735	3,251,735

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $143,647,036)	100.2	199,676,389
Other Assets and Liabilities, Net	(0.2)	(381,738)
Net Assets	100.0	199,294,651
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 are as follows:
Value ($) at 11/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (b) (c)
—	398,910 (d)	—	—	—	8,907	—	398,910	398,910
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.35% (b)
925,202	16,167,846	13,841,313	—	—	78,321	—	3,251,735	3,251,735
925,202	16,566,756	13,841,313	—	—	87,228	—	3,650,645	3,650,645

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $380,826, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$195,975,994	$—	$—	$195,975,994
Put Options Purchased	49,750	—	—	49,750
Short-Term Investments (a)	3,650,645	—	—	3,650,645
Total	$199,676,389	$—	$—	$199,676,389

(a)	See Investment Portfolio for additional detailed categorizations.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options
Equity Contracts	$(56,368)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECEF-PH3
R-080548-2 (1/25)